Property and equipment	12 Months Ended
Mar. 31, 2021
Property and equipment
11
. Property and equipment
Property and equipment by asset category is as follows:

	As of March 31,
	2020	2021	2021
	(In millions)
Land and premises	Rs.19,567.6	Rs.21,205.2	US$	289.9
Software and systems	33,433.9	37,134.2		507.7
Equipment and furniture	82,179.1	92,610.9		1,266.2

Property and equipment, at cost	135,180.6	150,950.3		2,063.8
Less: Accumulated depreciation	86,852.9	97,855.9		1,337.9

Property and equipment, net	Rs.48,327.7	Rs.53,094.4	US$	725.9

Depreciation and amortization charged for the years ended March 31, 2019, March 31, 2020 and March 31, 2021 was Rs. 12,247.8 million, Rs. 12,800.3 million and Rs. 13,860.2 million (US$ 189.5 million), respectively.